Premises, Equipment and Leasehold Improvements (Lease Rental Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease Rental Expense	$ 442	$ 460	$ 414